Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Schedule of other provisions by type of provision
Set forth below is the detail, by type of provision, of the balances at 30 June 2025 and at 31 December 2024 of Provisions for taxes and other legal contingencies and Other provisions. The types of provision were determined by grouping together items of a similar nature:

	EUR million
	30-06-2025	31-12-2024
Provisions for taxes	760	727
Provisions for employment-related proceedings (Brazil)	533	458
Provisions for other legal proceedings	1,475	1,532
Provision for customer remediation	615	1,001
Provision for restructuring	619	589
Other	807	744
	4,809	5,051